Stockholder's Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholder's Equity
STOCKHOLDER'S EQUITY
The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All shares are issued and outstanding as of December 31, 2017 and 2016. All the outstanding shares at December 31, 2017 are owned by the Parent (see Note 1). The Company paid dividends of $61.0 million, $890.0 million and $83.0 million during the years ended December 31, 2017, 2016 and 2015, respectively. The dividends paid in 2017 consisted of both cash of $1.9 million and investments of $59.1 million. The dividends paid in 2016 consisted of cash of $379.4 million and investments of $510.6 million. The dividends paid in 2015 consisted of cash of $83.0 million. The Company received a capital contribution from an affiliated entity of $54.3 million related to the sale of Assurant Employee Benefits during the year ended December 31, 2016.
As described in Note 7, the Company, under state regulatory requirements, is not able to pay any dividends in 2018 without permission from Kansas regulators.